LEASES (Details)	12 Months Ended
Aug. 31, 2020
Operating leases
Operating leases, existence of option to extend	false
Operating leases, existence of option to terminate	false
Maximum
Operating leases
Operating leases term of contract (in months or years)	28 years
Minimum
Operating leases
Operating leases term of contract (in months or years)	12 months